Commitments and Contingencies (Unfunded Commitments Under Commercial Mortgage Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016		$ 0
2017	$ 2,450	2,450
2018	0	0
2019	0	0
2020	0	0
Thereafter	0	0
Total	2,450	$ 2,450
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year	$ 0